Consolidated balance sheets (Parenthetical) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Allowance for credit losses	€ 418	€ 658
Class common stock, shares issued (in shares)	124,305,225
Treasury stock (in shares)	20,000,000	0
Class A common stock
Class common stock, par value (in EUR per share)	€ 0.06
Class common stock, shared authorized (in shares)	700,000,000	700,000,000
Class common stock, shares issued (in shares)		96,704,815
Common stock, shares outstanding (in shares)	104,305,225	96,704,815
Class B common stock
Class common stock, par value (in EUR per share)	€ 0.60
Class common stock, shared authorized (in shares)	320,000,000	320,000,000
Class common stock, shares issued (in shares)	237,476,895	261,962,688
Common stock, shares outstanding (in shares)	237,476,895	261,962,688